Annual Operating Expenses {- Fidelity Asset Manager 60%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 60%	Nov. 28, 2020
Fidelity Advisor Asset Manager 60%: Class A
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.22%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	1.02%	[1]
Fidelity Advisor Asset Manager 60%: Class M
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.23%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	1.28%	[1]
Fidelity Advisor Asset Manager 60%: Class C
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.26%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	1.81%	[1]
Fidelity Advisor Asset Manager 60%: Class I
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	0.76%	[1]
Fidelity Advisor Asset Manager 60%: Class Z
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	0.64%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.